SUPPLEMENT DATED MAY 10, 2024

TO THE CURRENTLY EFFECTIVE
SUMMARY PROSPECTUS OF
FCF US QUALITY ETF (TTAC)

(the “Fund”)
(a series of TrimTabs ETF Trust)

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Prospectus.

Effective immediately, Mr. Bob Shea no longer serves as Portfolio Manager of the Fund. All references to Mr. Shea as Portfolio Manager are hereby removed.

Please keep this supplement with your Prospectus for future reference.